EXPLANATORY NOTE

The sole purpose of this filing is to file revised risk/return summary information for the Cambiar Opportunity Fund, Cambiar International Equity Fund, Cambiar Small Cap Fund, Cambiar Unconstrained Equity Fund, Cambiar SMID Fund, Cambiar Global Equity Fund and Cambiar International Small Cap Fund, as electronically filed with the SEC pursuant to Rule 497(c) under the Securities Act of 1933, as amended, on September 1, 2016 (SEC Accession No.
0001135428-16-001672), in interactive data format.